Related party transactions - Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2014	Dec. 31, 2021	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Related party transactions
Amount of cash and cash equivalents	¥ 193,086	¥ 189,898				$ 28,115
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	7,080	8,987
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	11,805	9,767	¥ 8,505
Costs and expenses incurred	14,755	15,366	15,107
Ant Group and its affiliates | Annual fee for SME loan business
Related party transactions
Amounts earned by the Company	0	708	954
SME annual fee term (in years)				7 years
Annual fee as a percentage of the average daily balance (as a percent)					250.00%
Ant Group and its affiliates | Administrative and support services
Related party transactions
Amounts earned by the Company	565	1,165	1,208
Ant Group and its affiliates | Cloud services revenue
Related party transactions
Amounts earned by the Company	8,409	5,536	3,916
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	2,831	2,358	2,427
Ant Group and its affiliates | Other services
Related party transactions
Costs and expenses incurred	2,271	3,542	4,509
Alipay | Payment processing and escrow services fee
Related party transactions
Costs and expenses incurred	¥ 12,484	¥ 11,824	¥ 10,598
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed | $							$ 7,700
Amount drawn down | $							$ 5,233	$ 3,413
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud services
Related party transactions
Amounts earned by the Company	¥ 1,462	¥ 1,826	¥ 2,411
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Costs and expenses incurred	382	976	1,394
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	1,140	1,728	1,732
Costs and expenses incurred	14,750	13,120	¥ 11,068
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 2,345	¥ 3,000
Certain investees of the Company | Loans | Maximum
Related party transactions
Remaining terms	3 years	4 years
Interest rate (as a percent)	10.00%	10.00%